Promissory Note (Tables)	12 Months Ended
Jul. 31, 2013
Debt Disclosure [Abstract]
Future Maturities Of The Promissory Note

Fiscal year ending July 31,
2014	$368,000
2015	$599,000
2016	$288,000
Total	$1,255,000